Property, plant and equiptment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R$ 107,852	R$ 84,830
Acquisitions	24,752	43,038
Acquisitions – business combination	15,635
Disposals	(5,093)	(433)
Transfers		(70)
Depreciation	(28,133)	(19,492)
Translation gains/losses	912	(21)
Accounting balance, net	115,925	107,852
Total cost	223,717	179,400
Accumulated depreciation	(107,792)	(71,548)
Accounting balance, net	115,925	107,852
Buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	111	197
Acquisitions		2
Acquisitions – business combination
Disposals
Transfers	108
Depreciation	(47)	(88)
Translation gains/losses
Accounting balance, net	172	111
Total cost	1,041	933
Accumulated depreciation	(869)	(822)
Accounting balance, net	R$ 172	111
Buildings and improvements [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates (weighted average) - %	2.00%
Buildings and improvements [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates (weighted average) - %	25.00%
Equipment and facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R$ 13,774	6,973
Acquisitions	1,391	7,835
Acquisitions – business combination
Disposals	(115)	(94)
Transfers	92	330
Depreciation	(1,817)	(1,270)
Translation gains/losses	87
Accounting balance, net	13,412	13,774
Total cost	19,540	19,162
Accumulated depreciation	(6,128)	(5,388)
Accounting balance, net	R$ 13,412	13,774
Annual depreciation rates (weighted average) - %	10.00%
Agricultural vehicles and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R$ 11,022	10,995
Acquisitions	2,519	1,850
Acquisitions – business combination	14,279
Disposals	(4,968)	(322)
Transfers
Depreciation	(5,294)	(1,480)
Translation gains/losses	776	(21)
Accounting balance, net	18,334	11,022
Total cost	46,668	26,732
Accumulated depreciation	(28,334)	(15,710)
Accounting balance, net	R$ 18,334	11,022
Agricultural vehicles and machinery [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates (weighted average) - %	13.00%
Agricultural vehicles and machinery [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates (weighted average) - %	20.00%
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R$ 1,044	762
Acquisitions	238	453
Acquisitions – business combination	1,356
Disposals	(10)	(17)
Transfers
Depreciation	(235)	(154)
Translation gains/losses	49
Accounting balance, net	2,442	1,044
Total cost	4,065	2,057
Accumulated depreciation	(1,623)	(1,013)
Accounting balance, net	R$ 2,442	1,044
Annual depreciation rates (weighted average) - %	10.00%
Total in operation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R$ 25,951	18,927
Acquisitions	4,148	10,140
Acquisitions – business combination	15,635
Disposals	(5,093)	(433)
Transfers	200	330
Depreciation	(7,393)	(2,992)
Translation gains/losses	912	(21)
Accounting balance, net	34,360	25,951
Total cost	71,314	48,884
Accumulated depreciation	(36,954)	(22,933)
Accounting balance, net	34,360	25,951
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		111
Acquisitions	96	289
Acquisitions – business combination
Disposals
Transfers	(96)	(400)
Depreciation
Translation gains/losses
Accounting balance, net
Total cost
Accumulated depreciation
Accounting balance, net
Sugarcane [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	81,901	65,792
Acquisitions	20,508	32,609
Acquisitions – business combination
Disposals
Transfers	(104)
Depreciation	(20,740)	(16,500)
Translation gains/losses
Accounting balance, net	81,565	81,901
Total cost	152,403	130,516
Accumulated depreciation	(70,838)	(48,615)
Accounting balance, net	R$ 81,565	R$ 81,901
Sugarcane [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates (weighted average) - %	16.00%
Sugarcane [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates (weighted average) - %	27.00%